Financial Risk Management (Details) - Schedule of Corporation's Exchange Gains and Losses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Corporation's Exchange Gains and Losses [Abstract]
Gain	S/ 153,252	S/ 449,864	S/ 383,199
Loss	(176,414)	(450,133)	(430,410)
Total gain/losses	S/ (23,162)	S/ (269)	S/ (47,211)